SUPPLEMENTAL FINANCIAL INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Selected Components of Current and Noncurrent Liabilities
Selected components of current and noncurrent liabilities were as follows:

June 30	2011	2010
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,058	$2,857
Compensation expenses	1,874	1,822
Taxes payable	786	622
Legal and environmental	885	500
Other	2,687	2,758
TOTAL	9,290	8,559

OTHER NONCURRENT LIABILITIES
Pension benefits	$4,388	$4,701
Other postretirement benefits	1,887	1,915
Uncertain tax positions	2,326	2,381
Other	1,356	1,192
TOTAL	9,957	10,189